Share Capital and Capital Surplus and Others - Number of Authorized, Issued and Outstanding Common Shares and the Details of Capital Surplus (Deficit) and Others (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Number of authorized shares	220,000,000	220,000,000
Number of issued shares	80,745,711	80,745,711	80,745,711
Share capital:
Common share	₩ 44,639	₩ 44,639
Capital surplus and others:
Paid-in surplus	2,915,887	2,915,887
Treasury shares (note 23)	(1,696,997)	(1,979,475)
Share option (note 25)	1,302	1,007
Others	(612,470)	(681,094)
Capital Surplus	₩ 607,722	₩ 256,325